Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay-Versus-Performance Table

The following summarizes the relationship between our CEO’s, and our other Named Executive Officers’, total compensation paid and our financial performance for the fiscal years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our Named Executive Officers other than our CEO are referred to as our “Non-PEO NEOs”).

					AVERAGE SUMMARY		VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMP. TABLE TOTAL FOR CEO (MR. BRINKER)(1)(2)	COMP. ACTUALLY PAID TO CEO (MR. BRINKER)(3)	SUMMARY COMP. TABLE TOTAL FOR FORMER CEO (MR. HERZOG)(1)(2)	COMP. ACTUALLY PAID TO FORMER CEO (MR. HERZOG)(3)	COMP. TABLE TOTAL PAID TO NON-PEO NEOs(1)(2)	AVERAGE COMP. ACTUALLY PAID TO NON-PEO NEOs(3)	HEALTH- PEAK TOTAL STOCK- HOLDER RETURN(4)	PEER TOTAL STOCK- HOLDER RETURN(4)	NET INCOME (IN MILLIONS)(5)	NORMALIZED FFO PER SHARE(6)
2023	$7,692,510	$2,500,263	$—	$—	$3,003,451	$1,549,751	$65.39	$112.04	$334.8	$1.78
2022	$5,557,084	$2,901,565	$24,308,605	$19,680,747	$3,267,762	$1,959,250	$82.79	$100.62	$516.4	$1.73
2021	$—	$—	$11,713,883	$17,200,186	$3,767,688	$5,579,450	$114.23	$134.06	$525.9	$1.60
2020	$—	$—	$11,374,615	$9,884,943	$3,389,595	$2,905,009	$92.31	$94.88	$428.3	$1.60

(1)	In accordance with applicable SEC rules, since Mr. Brinker and Mr. Herzog each served as PEO during covered fiscal years, they are each included in the table above and the footnotes that follow the table as a PEO for the fiscal years in which they served in such capacity. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry and McHenry. For 2023, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn and Patadia.

(2)	See the Summary Compensation Table above, and the Summary Compensation Table as disclosed in our proxy statement filed with the SEC in calendar year 2023, for detail on the Summary Compensation Table total compensation for each CEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2023 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2022, 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the SEC in calendar year 2023, 2022 or 2021, respectively.
(3)	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former executive officers who are included in the Non-PEO NEO group for 2020, 2021, 2022 and 2023) means each NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following:

•

Less the amounts reported in the “Stock Awards” columns of the Summary Compensation Table for the applicable fiscal year based on the grant date fair value of such awards;

•

Plus the fiscal year-end value of Healthpeak stock awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year;

•

Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year;

•

Plus the vesting date value of Healthpeak stock awards that were granted and vested during the same covered fiscal year;

•

Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and vested in the covered fiscal year;

•

Less, as to any Healthpeak stock awards that were granted in prior fiscal years that were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year; and

•

Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Healthpeak stock awards to the extent not reflected in the grant date fair values of the awards.

No stock options were granted, and no unvested stock options were outstanding, during the applicable fiscal years. There were no material modifications to any stock awards during the applicable fiscal years.

In making each of these adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The table above reflects the CAP (determined as noted above) for each CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for Mr. Brinker.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID FOR CEO (MR. BRINKER)	FISCAL YEAR 2023 ($ )	FISCAL YEAR 2022 ($ )	FISCAL YEAR 2021 ($)	FISCAL YEAR 2020 ($)
Summary Compensation Table Total	7,692,510	5,557,084	—	—
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,204,310)	(3,134,399)	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,997,838	2,541,379	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(2,282,005)	(2,232,034)	—	—
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	402,297	—	—
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(960,951)	(445,419)	—	—
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	257,182	212,657	—	—
Compensation Actually Paid	2,500,263	2,901,565	—	—

The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

RECONCILIATION OF AVERAGE SUMMARY COMPENSATION TABLE TOTAL TO AVERAGE COMPENSATION ACTUALLY PAID FOR NON-PEO NEOS	FISCAL YEAR 2023 ($ )	FISCAL YEAR 2022 ($ )	FISCAL YEAR 2021 ($)	FISCAL YEAR 2020 ($)
Summary Compensation Table Total	3,003,451	3,267,762	3,767,688	3,389,595
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,387,525)	(1,535,477)	(1,718,594)	(1,849,445)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	822,314	1,087,331	2,004,500	1,509,955
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(671,242)	(368,699)	1,104,314	(640,251)
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	103,198	249,639	354,058
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(292,301)	(132,238)	59,047	(17,412)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(516,184)	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	75,053	53,557	112,856	158,509
Compensation Actually Paid	1,549,751	1,959,250	5,579,450	2,905,009

(4)	Healthpeak TSR represents cumulative total stockholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Peer total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in the Equity REIT Index of Nareit for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes.

The following chart illustrates our TSR for each of the last three fiscal years against our TSR and the TSR for the Equity REIT Index of Nareit (each calculated as described above) over that period of time.

The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our TSR and the TSR for the Equity REIT Index of Nareit (each calculated as described above) over that period of time.

(5)	This column shows Healthpeak’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our net income for each of those years.

(6)	This column shows Healthpeak’s Normalized FFO per share for each fiscal year covered by the table. We consider Normalized FFO per share to be a key metric in our executive compensation program; see the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of this performance measure. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our Normalized FFO per share for each of those years.

Company Selected Measure Name		Normalized FFO per share
Named Executive Officers, Footnote [Text Block]

(1)	In accordance with applicable SEC rules, since Mr. Brinker and Mr. Herzog each served as PEO during covered fiscal years, they are each included in the table above and the footnotes that follow the table as a PEO for the fiscal years in which they served in such capacity. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry and McHenry. For 2023, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn and Patadia.

Adjustment To PEO Compensation, Footnote [Text Block]

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID FOR CEO (MR. BRINKER)	FISCAL YEAR 2023 ($ )	FISCAL YEAR 2022 ($ )	FISCAL YEAR 2021 ($)	FISCAL YEAR 2020 ($)
Summary Compensation Table Total	7,692,510	5,557,084	—	—
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,204,310)	(3,134,399)	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,997,838	2,541,379	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(2,282,005)	(2,232,034)	—	—
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	402,297	—	—
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(960,951)	(445,419)	—	—
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	257,182	212,657	—	—
Compensation Actually Paid	2,500,263	2,901,565	—	—

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 3,003,451	$ 3,267,762	$ 3,767,688	$ 3,389,595
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 1,549,751	1,959,250	5,579,450	2,905,009
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

RECONCILIATION OF AVERAGE SUMMARY COMPENSATION TABLE TOTAL TO AVERAGE COMPENSATION ACTUALLY PAID FOR NON-PEO NEOS	FISCAL YEAR 2023 ($ )	FISCAL YEAR 2022 ($ )	FISCAL YEAR 2021 ($)	FISCAL YEAR 2020 ($)
Summary Compensation Table Total	3,003,451	3,267,762	3,767,688	3,389,595
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,387,525)	(1,535,477)	(1,718,594)	(1,849,445)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	822,314	1,087,331	2,004,500	1,509,955
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(671,242)	(368,699)	1,104,314	(640,251)
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	103,198	249,639	354,058
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(292,301)	(132,238)	59,047	(17,412)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(516,184)	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	75,053	53,557	112,856	158,509
Compensation Actually Paid	1,549,751	1,959,250	5,579,450	2,905,009

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Following is an unranked list of our financial performance measures we consider most important in linking the compensation actually paid to our NEOs for 2023 with our performance.

•	Normalized FFO per share (used in our 2023 STIP and Retentive LTIP awards)
•	Net Debt to Adjusted EBITDAre (used in our 2023 STIP)
•	Relative TSR (used in our TSR-Based LTIP awards)

In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our LTIP awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

Total Shareholder Return Amount	[4]	$ 65.39	82.79	114.23	92.31
Peer Group Total Shareholder Return Amount	[4]	112.04	100.62	134.06	94.88
Net Income (Loss) Attributable to Parent	[5]	$ 334,800,000	$ 516,400,000	$ 525,900,000	$ 428,300,000
Company Selected Measure Amount	[6]	1.78	1.73	1.60	1.60
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Normalized FFO per share (used in our 2023 STIP and Retentive LTIP awards)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Debt to Adjusted EBITDAre (used in our 2023 STIP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR (used in our TSR-Based LTIP awards)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,387,525)	$ (1,535,477)	$ (1,718,594)	$ (1,849,445)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		822,314	1,087,331	2,004,500	1,509,955
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(671,242)	(368,699)	1,104,314	(640,251)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			103,198	249,639	354,058
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(292,301)	(132,238)	59,047	(17,412)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(516,184)
Non-PEO NEO [Member] | Dividends Paid on Outstanding and Unvested Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		75,053	53,557	112,856	158,509
Scott M. Brinker
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]	7,692,510	5,557,084
PEO Actually Paid Compensation Amount	[3]	$ 2,500,263	$ 2,901,565
PEO Name		Mr. Brinker	Mr. Brinker
Scott M. Brinker | PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,204,310)	$ (3,134,399)
Scott M. Brinker | PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,997,838	2,541,379
Scott M. Brinker | PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,282,005)	(2,232,034)
Scott M. Brinker | PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			402,297
Scott M. Brinker | PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(960,951)	(445,419)
Scott M. Brinker | PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott M. Brinker | PEO [Member] | Dividends Paid on Outstanding and Unvested Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 257,182	212,657
Thomas M. Herzog
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]		24,308,605	11,713,883	11,374,615
PEO Actually Paid Compensation Amount	[3]		$ 19,680,747	$ 17,200,186	$ 9,884,943
PEO Name			Mr. Herzog	Mr. Herzog	Mr. Herzog

[1]	In accordance with applicable SEC rules, since Mr. Brinker and Mr. Herzog each served as PEO during covered fiscal years, they are each included in the table above and the footnotes that follow the table as a PEO for the fiscal years in which they served in such capacity. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry and McHenry. For 2023, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn and Patadia.
[2]	See the Summary Compensation Table above, and the Summary Compensation Table as disclosed in our proxy statement filed with the SEC in calendar year 2023, for detail on the Summary Compensation Table total compensation for each CEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2023 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2022, 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the SEC in calendar year 2023, 2022 or 2021, respectively.
[3]	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former executive officers who are included in the Non-PEO NEO group for 2020, 2021, 2022 and 2023) means each NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following:

•

Less the amounts reported in the “Stock Awards” columns of the Summary Compensation Table for the applicable fiscal year based on the grant date fair value of such awards;

•

Plus the fiscal year-end value of Healthpeak stock awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year;

•

Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year;

•

Plus the vesting date value of Healthpeak stock awards that were granted and vested during the same covered fiscal year;

•

Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and vested in the covered fiscal year;

•

Less, as to any Healthpeak stock awards that were granted in prior fiscal years that were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year; and

•

Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Healthpeak stock awards to the extent not reflected in the grant date fair values of the awards.

No stock options were granted, and no unvested stock options were outstanding, during the applicable fiscal years. There were no material modifications to any stock awards during the applicable fiscal years.

In making each of these adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

[4]	Healthpeak TSR represents cumulative total stockholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Peer total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in the Equity REIT Index of Nareit for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes.
[5]	This column shows Healthpeak’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our net income for each of those years.
[6]	This column shows Healthpeak’s Normalized FFO per share for each fiscal year covered by the table. We consider Normalized FFO per share to be a key metric in our executive compensation program; see the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of this performance measure. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our Normalized FFO per share for each of those years.